Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment and the changes in property, equipment and accumulated depreciation for the years ended December 31, 2022 and 2021 are provided as follows:

	Laboratory equipment	Office equipment	Total
Cost
Balance at January 1, 2021	$67,512	$12,825	$80,337
Additions	16,706	-	16,706
Disposal	-	(209)	(209)
Effects of currency translation	(5,527)	(919)	(6,446)
Balance at December 31, 2021	$78,691	$11,697	$90,388
Additions	496,077	162,405	658,482
Disposal	-	-	-
Effects of currency translation	4,403	2,245	6,648
Balance at December 31, 2022	$579,171	$176,347	$755,518

Accumulated depreciation
Balance at January 1, 2021	$43,046	$6,954	$50,000
Depreciation	5,049	1,318	6,367
Effects of currency translation	(3,308)	(555)	(3,863)
Balance at December 31, 2021	$44,787	$7,717	$52,504
Depreciation	34,977	8,563	43,540
Effects of currency translation	(1,931)	(287)	(2,218)
Balance at December 31, 2022	$77,833	$15,993	$93,826

As of December 31, 2022 and 2021, management assessed that there were no events or changes in circumstances that would require impairment testing